Accrued Expenses (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses
Accrued compensation	$ 180,971	$ 128,135	$ 122,517
Accrued rent	38,000	36,149	30,596
Accrued sales tax	4,152	37,484
Total accrued expenses	$ 223,123	$ 201,768	$ 153,113